Summary of Financial Information of Group's Four Variable Interest Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Net revenues	$ 184,710,880	$ 242,573,674	$ 362,057,913
Net income	(39,895,878)	(17,926,074)	5,123,259
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	137,947,971	190,302,130	290,145,402
Net income	$ 18,873,242	$ 1,765,918	$ 6,876,485